Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal
Current					$ 0	$ 0
Deferred					(202,228)	(65)
State
Current					0	0
Deferred					0	0
Change in valuation allowance					202,228	65
Income tax provision	$ 8,083	$ 0	$ 8,083	$ 0	$ 0	$ 0